Accounts payable, accrued expenses and other liabilities	6 Months Ended
Jun. 30, 2021
Payables and Accruals [Abstract]
Accounts payable, accrued expenses and other liabilities	Accounts payable, accrued expenses and other liabilities
Accounts payable, accrued expenses and other liabilities consisted of the following as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Deferred revenue	$306,250	$399,820
Accrued interest	289,621	270,576
Accounts payable and accrued expenses	281,255	222,203
Derivative liabilities (Note 9)	123,608	167,303
Operating lease liabilities	41,685	49,423
	$1,042,419	$1,109,325